Provision for Site Reclamation and Closure (Details Narrative) - Provision for Decommissioning, Restoration and Rehabilitation Costs - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions, undiscounted cash flows	$ 5,060	$ 2,658
Major assumptions made concerning future events, other provisions, inflation rate	2.00%	2.00%
Major assumptions made concerning future events, other provisions, discount rate	1.21%	1.76%